Debt - Additional Information (Detail)														12 Months Ended
	Sep. 28, 2016	Sep. 01, 2016	Aug. 16, 2016 USD ($)	Aug. 16, 2016 CAD	Jul. 27, 2016	Mar. 06, 2015 USD ($)	Aug. 19, 2014 USD ($)	Nov. 12, 2013 USD ($) shares	Nov. 12, 2013 CAD shares	Nov. 10, 2011 USD ($)	Jun. 07, 2011 USD ($) shares $ / shares	Jun. 21, 2010 USD ($)	Jun. 21, 2010 CAD	Jun. 30, 2016 USD ($) shares	Jun. 30, 2015 USD ($) shares	Jun. 30, 2015 CAD shares	Jun. 30, 2016 CAD CAD / shares	Nov. 12, 2013 CAD CAD / shares
Debt Instrument [Line Items]
Issued costs														$ 4,300,000	$ 5,800,000
Redemption of Cdn$ 6.75% Convertible Debentures															40,083,000
Debentures outstanding purchase price, percentage														101.00%
Senior Secured Notes
Debt Instrument [Line Items]
Senior notes										$ 35,000,000
Senior notes additional year term										5 years
Maturity date										Nov. 10, 2016
Fixed coupon rate										4.246%
Senior Secured Notes | Subsequent Event
Debt Instrument [Line Items]
Maturity date	Nov. 10, 2016	Nov. 10, 2016			Nov. 10, 2016
Third Amended And Restated Credit Agreement
Debt Instrument [Line Items]
Borrowing availability under the credit agreement														$ 102,800,000
Interest rate														3.75%
Third Amended And Restated Credit Agreement | United States
Debt Instrument [Line Items]
Line of credit facility														$ 180,000,000
Third Amended And Restated Credit Agreement | Canada
Debt Instrument [Line Items]
Line of credit facility														$ 45,000,000
Third Amended And Restated Credit Agreement | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate														0.63835%
Third Amended And Restated Credit Agreement | Maximum | Base Rate Loans
Debt Instrument [Line Items]
Debt instrument interest rate														1.25%
Third Amended And Restated Credit Agreement | Maximum | Eurodollar Loans
Debt Instrument [Line Items]
Debt instrument interest rate														2.50%
Third Amended And Restated Credit Agreement | Minimum | Base Rate Loans
Debt Instrument [Line Items]
Fixed coupon rate														3.50%			3.50%
Debt instrument interest rate														0.50%
Third Amended And Restated Credit Agreement | Minimum | Eurodollar Loans
Debt Instrument [Line Items]
Debt instrument interest rate														1.75%
Third Amended And Restated Credit Agreement | After Amendment
Debt Instrument [Line Items]
Debt instrument maturity description							The amendment extended the maturity date (previously due February 27, 2018) to August 19, 2019, or if earlier, 90 days prior to the maturity
Maturity date							Aug. 19, 2019
Line of credit facility							$ 225,000,000
Third Amended And Restated Credit Agreement | Before Amendment
Debt Instrument [Line Items]
Maturity date							Feb. 27, 2018
Line of credit facility							$ 165,000,000
Third Amended And Restated Credit Agreement | Accordion Feature
Debt Instrument [Line Items]
Line of credit facility							$ 100,000,000
Third Amended And Restated Credit Agreement | Accordion Feature | Maximum
Debt Instrument [Line Items]
Line of credit facility														$ 100,000,000
Original Term Loan | Senior Secured Notes
Debt Instrument [Line Items]
Maturity date										Dec. 14, 2011
Fixed coupon rate										5.941%
6.25% Convertible Debenture
Debt Instrument [Line Items]
Maturity date								Jun. 30, 2019	Jun. 30, 2019		Jun. 30, 2018
Interest rate								6.25%	6.25%		6.25%
Price per debenture								$ 1,000			$ 1,000
Proceeds from issuance of convertible debentures								71,400,000	CAD 75,000,000		60,000,000
Issued costs								$ 3,500,000			$ 3,000,000							CAD 3,600,000
Convertible debenture conversion price | (per share)											$ 9.50							CAD 9.05
Shares of common stock into which each $1,000 principal amount of notes may convert | shares								110.4972	110.4972		105.2632
Principal amount of each convertible note											$ 1,000							CAD 1,000
Debt instrument redemption date								Jun. 30, 2017	Jun. 30, 2017		Jun. 30, 2014
Consecutive trading days								20 days	20 days		20 days
6.25% Convertible Debenture | Subsequent Event
Debt Instrument [Line Items]
Interest rate	6.25%
6.25% Convertible Debenture | Minimum
Debt Instrument [Line Items]
Debt conversion premium percentage								125.00%	125.00%		125.00%
6.75% Convertible Debentures
Debt Instrument [Line Items]
Maturity date												Jun. 30, 2015	Jun. 30, 2015
Interest rate												6.75%	6.75%
Price per debenture | CAD													CAD 1,000
Proceeds from issuance of convertible debentures												$ 48,200,000	CAD 50,000,000
Convertible debenture conversion price | CAD / shares																	CAD 7.25
Shares of common stock into which each $1,000 principal amount of notes may convert | shares														137.9310
Principal amount of each convertible note | CAD																	CAD 1,000
Debt instrument redemption date														Jun. 30, 2013
Consecutive trading days														20 days
Debt conversion premium percentage														125.00%
Convertible debenture converted | CAD																CAD 100,000
Redemption of Cdn$ 6.75% Convertible Debentures						$ 40,083,000									$ 40,083,000	CAD 49,900,000
Shares issued upon conversion of convertible debenture | shares															18,342	18,342
5.25% Convertible Unsecured Subordinated Debenture | Subsequent Event
Debt Instrument [Line Items]
Maturity date			Sep. 30, 2021	Sep. 30, 2021
Interest rate			5.25%	5.25%
Price per debenture			$ 1,000
Proceeds from issuance of convertible debentures			$ 65,800,000	CAD 85,000,000